Accounting Policies - Reconciliation of carrying amounts financial liabilities initial application of IFRS 9 (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39	€ 794,734		€ 794,734
Reclassification, financial liabilties		€ 0
Remeasurement, financial liabilities		(77)
Carrying amount IFRS 9, financial liabilities	794,657	794,657
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39			707,592
Reclassification, financial liabilties		(2,228)
Remeasurement, financial liabilities		(77)
Carrying amount IFRS 9, financial liabilities		705,287
Other liabilities, financial and non-financial [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39	18,889		18,889
Reclassification, financial liabilties		(3,370)
Remeasurement, financial liabilities		(77)
Carrying amount IFRS 9, financial liabilities	15,442	15,442
Other liabilities, financial and non-financial [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39			18,889
Reclassification, financial liabilties		(3,370)
Remeasurement, financial liabilities		(77)
Carrying amount IFRS 9, financial liabilities		15,442
Deposits from banks [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39	36,821		36,821
Reclassification, financial liabilties		108
Remeasurement, financial liabilities		0
Carrying amount IFRS 9, financial liabilities	36,929	36,929
Deposits from banks [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39			36,821
Reclassification, financial liabilties		108
Carrying amount IFRS 9, financial liabilities		36,929
Customer Deposits [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39	539,828		539,828
Reclassification, financial liabilties		53
Remeasurement, financial liabilities		0
Carrying amount IFRS 9, financial liabilities	539,881	539,881
Customer Deposits [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39			539,828
Reclassification, financial liabilties		53
Carrying amount IFRS 9, financial liabilities		539,881
Debt securities in issue [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39	96,086		96,086
Reclassification, financial liabilties		740
Remeasurement, financial liabilities		0
Carrying amount IFRS 9, financial liabilities	96,826	96,826
Debt securities in issue [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39			96,086
Reclassification, financial liabilties		740
Carrying amount IFRS 9, financial liabilities		96,826
Subordinated Loans [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39	15,968		15,968
Reclassification, financial liabilties		241
Remeasurement, financial liabilities		0
Carrying amount IFRS 9, financial liabilities	€ 16,209	16,209
Subordinated Loans [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39			€ 15,968
Reclassification, financial liabilties		241
Carrying amount IFRS 9, financial liabilities		€ 16,209